OTHER OPERATING INCOME - NET	12 Months Ended
Dec. 31, 2011
OTHER OPERATING INCOME - NET
OTHER OPERATING INCOME - NET

12          OTHER OPERATING INCOME, NET

Other operating income / (expenses) consisted of the following (in RMB thousands):

	Years Ended December 31,
	2009	2010	2011

Government grants*	1,610	3,994	3,055
Loss on disposals of property and equipment	—	(655)	(330)
Amortization of deferred revenue	—	304	913
Others	(130)	19	623
	1,480	3,662	4,261

* The government grants were previously recorded in other income in the consolidated financial statements of 2009 and 2010, and the Company revised the previous presentation and reclassified them to other operating income as a result of change of accounting policy.